May 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Liberty Funds Trust VII (formerly Colonial Trust VII) (the "Trust") Newport Tiger Fund
          File Nos. 811-6347 & 33-41559

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 3, 1999 for the Fund does not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 22, 1999.

Very truly yours,

LIBERTY FUNDS TRUST VII



By:Ellen Harrington
     Assistant Secretary

cc:        R. Cameron
           C. Legallet
           J. Mussey
           T. Tuttle
           M. Muller
           J. DiMaria
           J. Mahoney
           D. Young (2)
           E. Edson
           J. Terrazino
           Blue Sky